Net Loss per Share - Schedule of Basic and Diluted Net Loss per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended										12 Months Ended
	Aug. 25, 2017	[1]	May 26, 2017	Feb. 24, 2017	[2]	Nov. 25, 2016	Aug. 26, 2016	May 27, 2016	Feb. 26, 2016	Nov. 27, 2015	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Numerator:
Net loss	$ (10,209)		$ 7,958	$ (2,337)		$ (3,207)	$ (1,461)	$ (1,345)	$ (6,335)	$ (10,819)	$ (7,795)	$ (19,960)	$ (46,451)
Denominator:
Weighted average ordinary shares, basic and diluted											15,785	13,841	13,833
Basic and diluted loss per share											$ (0.49)	$ (1.44)	$ (3.36)
Anti-dilutive weighted shares excluded from the computation of diluted net loss per share											1,302	2,084	1,141

[1]	Included $6.7 million loss on early payment of term loan for principal amount of $61.1 million in June 2017 related to IPO, and $15.2 million loss on extinguishment of long-term debt for principal payment of $151.0 million in August 2017.
[2]	Included $1.7 million debt extension costs associated with the amendment of our senior secured term loan and revolving credit facility in November 2016, and $1.4 million loss on a February 2017 extinguishment.